Acquisitions (Schedule of Consideration Transferred in Merger) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Tax withholding and other payments on behalf of MakerBot stockholders	$ 12,163,000
Issuance of shares for acquisition	453,217,000	1,340,897,000
Total consideration	493,650,000
Makerbot [Member]
Business Acquisition [Line Items]
Issuance of Stratasys ordinary shares to MakerBot stockholders	446,019,000
Tax withholding and other payments on behalf of MakerBot stockholders	12,163,000
Issuance of shares for acquisition	7,198,000
Earn-out at estimated fair value	28,270,000
Total consideration	493,650,000
Objet [Member]
Business Acquisition [Line Items]
Number of shares of Objet ordinary shares outstanding on December 1, 2012		15.4
Exchange ratio		1
Stratasys, Inc. shares deemed (for accounting purposes only) issued to Objet shareholders		15.4
Stratasys, Inc. closing price on December 1, 2012 merger date		$ 74.95
Tax withholding and other payments on behalf of MakerBot stockholders		1,158,000
Fair value of deemed (for accounting purposes only) conversion of Objet equity awards		183,000
Fair value of non-controlling interest		300
Total consideration		$ 1,341,000